Other Income (Loss), Net	12 Months Ended
Dec. 31, 2015
Other Income (Loss), Net
Other Income (Loss), Net

8. Other Income (Loss), Net

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Amortized discounts related to liability for exclusive rights	(935,177)	(52,922)	—
Foreign exchange (loss) gain	(249,944)	88,721	156,641
Others	—	—	133,398

Total	(1,185,121)	35,799	290,039